LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Items	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Lessee, Lease, Description [Line Items]
Number of periods in additional lease	24 months
Number of additional lease periods | Items	2
Lease expiration date	Jan. 31, 2025
Facilities leasing expenses (net)	$ 3,076	$ 4,123	$ 4,118
Sublease income	2,682	$ 2,213	$ 1,076
Cash paid for measurement of lease liabilities	$ 4,454
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms under capitalized operating lease agreements	1 year 9 months 29 days
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms under capitalized operating lease agreements	8 years 2 months 30 days